Other Intangible Assets and Goodwill (Tables)	6 Months Ended
Jun. 30, 2025
Intangible assets and goodwill [abstract]
Schedule of intangible assets and goodwill

	Goodwill	Licenses and Patents	Technology Platform	Acquired IPR&D	Total Intangible Assets

June 30, 2025
Cost at the beginning of the period	$355	$149	$180	$1,532	$2,216
Additions during the period	—	32	—	—	32
Cost at the end of the period	$355	$181	$180	$1,532	$2,248

Amortization and impairment losses at the beginning of the period	—	126	7	—	133
Amortization for the period	—	1	6	—	7
Impairment losses for the period	—	1	—	—	1
Amortization and impairment losses at the end of the period	—	128	13	—	141
Carrying amount at the end of the period	$355	$53	$167	$1,532	$2,107

December 31, 2024
Cost at the beginning of the year	$—	$126	$—	$—	$126
Additions during the year	341	23	174	1,481	2,019
Effect of exchange rate adjustment	14	—	6	51	71
Cost at the end of the year	$355	$149	$180	$1,532	$2,216

Amortization and impairment losses at the beginning of the year	—	112	—	—	112
Amortization for the year	—	3	7	—	10
Impairment losses for the year	—	11	—	0	11
Amortization and impairment losses at the end of the year	—	126	7	—	133
Carrying amount at the end of the year	$355	$23	$173	$1,532	$2,083